LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND/OR

STATEMENT OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective as of March 1, 2014, the following information supplements and, to the extent inconsistent, supersedes any contrary information in each fund’s summary prospectus, prospectus and/or statement of additional information:

The fund considers a country to be an emerging market country, if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.

SCHEDULE A

Name of Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Legg Mason Partners Income Trust
Western Asset Emerging Markets Debt Fund	September 1, 2013